Revenue (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Revenue
Schedule of disaggregation of revenue

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands)		(in thousands)
EMEA	$4,562	$3,864	$9,211	$7,817
Americas	6,510	5,165	12,473	10,260
APAC	2,402	1,665	4,595	3,317
Total revenue	$13,474	$10,694	$26,279	$21,394

Mariadb Corporation Ab
Revenue
Schedule of disaggregation of revenue

	Year Ended
	September 30,
	2022	2021

	(in thousands)
EMEA	$16,092	$14,250
Americas	20,933	15,842
APAC	6,660	5,936
Total revenue	$43,685	$36,028

Subscription
Revenue
Schedule of disaggregation of revenue

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands)		(in thousands)
Cloud related	$2,938	$1,114	$4,817	$2,105
Other subscription	9,083	8,396	18,481	16,914
Total subscription revenue	$12,021	$9,510	$23,298	$19,019

Subscription | Mariadb Corporation Ab
Revenue
Schedule of disaggregation of revenue

	Year Ended
	September 30,
	2022	2021

	(in thousands)
MariaDB Enterprise	$37,283	$30,900
MariaDB SkySQL	1,168	906
Total subscription revenue	$38,451	$31,806